Restatement of March 31, 2018	12 Months Ended
Mar. 31, 2018
Accounting Changes and Error Corrections [Abstract]
Restatement of March 31, 2018

17. RESTATEMENT OF MARCH 31, 2018

	For the year ended March 31, 2018
	As previously reported	Adjustments	Notes	As restated
	$	$	$	$
Accounts Receivables	22,330	(622)	D	21,708
Other receivables, Prepayments and Deposits	137,091	(52,097)	A	84,994
Amount due from related parties	377,757	4,627	A	382,384
Cash and cash equivalents	302,855	941	B	303,796
Property, plant and equipment, net	177,621	122	C	177,743
Investment, net	55	622	D	677
Accounts payables	1,615	(860)	E	755
Other payables and accrued liabilities	64,207	17,665	A	81,872
Deferred income, net	249,159	(60,817)	A	188,342
Amount owing to Director	1,523	1,605	E	3,128

NOTE A

For Company financial year ended 31 March 2018, the Company have change its accounting policy for recognition of deferred income. Previously, the Company recognised full deferred income upon enrollment of participants, in the circumstances that any unpaid balance during the enrollment , the Company has reflected the unpaid amount as receivables under current assets. The Company has changed the above accounting policy to recognize full deferred income upon full payment received from participants with the assumption that the participants will complete the workshop over 2 financial years. In the circumstances that there are partial payment received from participants during enrollment, the Company will reflected as refundable deposits received instead of deferred income under current liability. As a results of change of accounting policy have resulted in the restatement of other receivables, prepayments and deposits have decreased from $137,091 to $84,994 (restated). Other payables and accrued liabilities has increased from $64,207 to $81,872 due recognition of partial payment received as refundable deposits instead of deferred income. Therefore, deferred income was over recognised previously and as a result of the changed in recognition policy contributed to a decrease from $249,159 to $188,342

NOTE B

Cash and cash equivalents was restated from $302,855 to $303,796 was due to omission of refundable deposits received by cash and over taken up of refundable deposits received by cash.

NOTE C

Purchase of Company’s equipment (coffee machine) amounting to $122 were mistakenly recorded as staff advance, now adjusted to property, plant and equipment, net.

NOTE D

During the year, partial repayment of $622 from trade receivable US VR Global Inc by allotment of shares in US VR Global.Com Inc was omitted in the financial statements. As a result of this omission, investment understated by $622 and trade receivables was overstated by the same amount.

NOTE E

Accounts payables was reduced by $860 to restated balance of $755 was due to omission of accruals of share of profit to training provider company of $745 and reclassification $1,605 to amount owing to Director.